Securities (Investments' Gross Unrealized Losses and Fair Value) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) security	Dec. 31, 2014 USD ($)
Schedule of Investments [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year | security	54
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year | security	22
Impairment of Investments	$ 0
U.S. Government Agencies [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	6,058	$ 4,965
Less than 12 Months, Unrealized Losses	(71)	(17)
12 Months or More, Fair Value	2,109	15,051
12 Months or More, Unrealized Losses	(37)	(339)
Total, Fair Value	8,167	20,016
Total, Unrealized Losses	(108)	(356)
States and political subdivisions [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	9,086	3,195
Less than 12 Months, Unrealized Losses	(99)	(20)
12 Months or More, Fair Value	1,417	4,633
12 Months or More, Unrealized Losses	(13)	(83)
Total, Fair Value	10,503	7,828
Total, Unrealized Losses	(112)	(103)
Corporate obligations [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	2,221	0
Less than 12 Months, Unrealized Losses	(4)	0
12 Months or More, Fair Value	0	1,144
12 Months or More, Unrealized Losses	0	(11)
Total, Fair Value	2,221	1,144
Total, Unrealized Losses	(4)	(11)
Mortgage-backed securities-government sponsored entities [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	40,300	22,090
Less than 12 Months, Unrealized Losses	(432)	(189)
12 Months or More, Fair Value	16,595	26,050
12 Months or More, Unrealized Losses	(513)	(748)
Total, Fair Value	56,895	48,140
Total, Unrealized Losses	(945)	(937)
Total Debt Securities [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	57,665	30,250
Less than 12 Months, Unrealized Losses	(606)	(226)
12 Months or More, Fair Value	20,121	46,878
12 Months or More, Unrealized Losses	(563)	(1,181)
Total, Fair Value	77,786	77,128
Total, Unrealized Losses	$ (1,169)	$ (1,407)